Consolidation and subsidiaries	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Consolidation and subsidiaries

5	Consolidation and subsidiaries
The consolidated financial statements include the entities listed below, which are the Company’s direct or indirect subsidiaries:

		Functional Currency	Equity interest (direct or indirect) (%)
			December 31, 2021	December 31, 2020
Subsidiaries
Patria Finance Ltd.	(a)	USD	100.00%	100.00%
Patria Brazilian Private Equity III, Ltd.	(b)	USD	100.00%	100.00%
PBPE General Partner IV, Ltd.	(c)	USD	100.00%	100.00%
PBPE General Partner V, Ltd.	(d)	USD	100.00%	100.00%
Patria Brazilian Private Equity General Partner VI, Ltd.	(e)	USD	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner II, Ltd.	(f)	USD	100.00%	100.00%
Patria Brazil Real Estate Fund General Partner III Ltd.	(g)	USD	100.00%	100.00%
Patria Brazil Retail Property Fund General Partner, Ltd.	(h)	USD	100.00%	100.00%
Patria Investments UK Ltd.	(i)	GBP	100.00%	100.00%
Patria Investments US LLC	(j)	USD	100.00%	100.00%
Patria Investments Colombia S.A.S.	(k)	COP	100.00%	100.00%
Infrastructure II GP, Ltd.	(l)	USD	100.00%	100.00%
Infrastructure III SLP Ltd.	(m)	USD	100.00%	100.00%
Patria Infrastructure General Partner IV Ltd.	(n)	USD	100.00%	100.00%
Pátria Investimentos Ltda.	(o)	BRL	100.00%	51.00%
Pátria Companhia Securitizadora de Créditos Imobiliários	(p)	BRL	—	51.00%
Patria Investments Latam S.A. *	(q)	USD	100.00%	100.00%
Patria Investments Uruguay S.A. *	(r)	USD	100.00%	100.00%
Patria Investments Cayman Ltd.	(s)	USD	100.00%	100.00%
Patria Investments Chile SpA	(t)	CLP	100.00%	100.00%
Patria Investments Hong Kong, Ltd.	(u)	HKD	100.00%	100.00%
Patria Farmland General Partner, Ltd.	(v)	USD	100.00%	100.00%
Platam Investments Brazil Ltda.	(w)	BRL	100.00%	100.00%
Patria Constructivist Equity Fund General Partner, Ltd.	(x)	USD	100.00%	100.00%
Patria Constructivist Equity Fund General Partner II, Ltd.	(y)	USD	100.00%	100.00%
PI General Partner V Ltd.	(z)	USD	100.00%	100.00%
PPE General Partner VII, Ltd. *	(aa)	USD	100.00%	—
PI Renewables General Partner, Ltd. *	(bb)	USD	100.00%	—
Patria Latam Growth Management Ltd. *	(cc)	USD	100.00%	—
Patria SPAC LLC *	(dd)	USD	100.00%	—
Patria Latin American Opportunity Acquisition Corp. *	(ee)	USD	100.00%	—
Moneda Asset Management SpA	(ff)	CLP	100.00%	—
Moneda Corredores de Bolsa Limitada	(gg)	CLP	100.00%	—
Moneda S.A. Administradora General De Fondos	(hh)	CLP	100.00%	—
Moneda II SpA	(ii)	USD	100.00%	—
Moneda International Inc.	(jj)	USD	100.00%	—
Moneda USA Inc.	(kk)	USD	100.00%	—
“USD” United States dollars, “BRL” Brazilian Real, “GBP” Pound Sterling, “CLP” Chilean peso, “COP” Colombian peso, “HKD” Hong Kong dollar

(a)
Patria Finance Ltd.:
headquartered in the Cayman Islands, Patria Finance Ltd. is responsible for managing investment funds and providing financial advisory services to clients around the world. It also provides accounting and finance support to the Group.

(b)	Patria Brazilian Private Equity III, Ltd. : headquartered in the Cayman Islands, and serves as manager of investment funds.

(c)
PBPE General Partner IV, Ltd. (formerly Patria Brazilian Private Equity General Partner IV, Ltd.)
: a subsidiary of Patria Finance Ltd, headquartered in the Cayman Islands, and serves as manager of investment funds.

(d)
PBPE General Partner V, Ltd. (formerly Patria Brazilian Private Equity General Partner V, Ltd.)
: a subsidiary of Patria Finance Ltd, headquartered in the Cayman Islands and serves as manager of investment funds.

(e)	Patria Brazilian Private Equity General Partner VI, Ltd. : headquartered in the Cayman Islands, and serves as manager of investment funds.
(f)	Patria Brazil Real Estate Fund General Partner II Ltd. : headquartered in the Cayman Islands, serves as manager of investment funds.
(g)	Patria Brazil Real Estate Fund General Partner III Ltd. : headquartered in the Cayman Islands, serves as manager of investment funds.
(h)	Patria Brazil Retail Property Fund General Partner, Ltd. : headquartered in the Cayman Islands, and serves as manager of investment funds.
(i)	Patria Investments UK Ltd. : headquartered in London (UK), and is engaged in the development of investor relations.
(j)
Patria Investments US LLC:
a subsidiary of Patria Investments UK Ltd. headquartered in Delaware (USA) and is engaged in the development of investor relations and marketing services and certain back-office services.

(k)
Patria Investments Colombia S.A.S.
: headquartered in Bogotá (Colombia) and is engaged in advisory services related to asset management of investment funds and investments in private equity and infrastructure areas and investor relations and marketing services.

(l)
Infrastructure GP II, Ltd. (formerly Patria Infrastructure General Partner II Ltd.)
: headquartered in the Cayman Islands and serves as manager of investment funds. Infrastructure GP II, Ltd. was the major owner of Pátria Infraestrutura Gestão de Recursos Ltda. (“PINFRA”) until September 28, 2020 when it transferred its shares in PINFRA to Pátria Investimentos Ltda.

(m)
Infrastructure III SLP Ltd. (formerly Patria Infrastructure General Partner III Ltd.)
: headquartered in the Cayman Islands, serves as manager of investment funds and provides financial advisory services. After a corporate restructuring completed in 2016, this entity became the successor entity to the P2 Group, a fund manager acquired in 2015.

(n)	Patria Infrastructure General Partner IV Ltd.: headquartered in the Cayman Islands, serves as manager of investment funds.

(o)
Pátria Investimentos Ltda. (“PILTDA”):
headquartered in Brazil and engaged in asset management, fund administration, consulting, and planning services related to asset management and the organization and performance of transactions in the commercial and corporate sectors. On September 28, 2020, PILTDA became the owner of Pátria Infraestrutura Gestão de Recursos Ltda (“PINFRA”) after receiving shares from Infrastructure GP II, Ltd. On September 30, 2020, PINFRA was merged into PILTDA to simplify the structure and consolidate the Group’s investments while optimizing costs and providing operational synergies. The Company had entered into a purchase agreement among Blackstone Pat Holdings IV, LLC (“Blackstone”), Patria Holdings Ltd, and PILTDA, as part of a corporate reorganization pursuant to which the 19.6%
non-controlling
interest in PILTDA held by Blackstone and the 29.4%
non-controlling
interest in PILTDA held by a related party of Patria Holdings Ltd (the “Related Party”) were reorganized as follows: (i) the direct interest held by Blackstone in PILTDA was contributed to the Company in exchange for three Class A common shares issued to Blackstone; and (ii) the direct interest held by the Related Party was redeemed in its entirety at par value for a promissory note, and Patria Holdings Ltd contributed the promissory note to the Company, in consideration for which the Company issued seven Class B common shares. This transaction was completed on June 1, 2021.

(p)
Pátria Companhia Securitizadora de Créditos Imobiliários:
a subsidiary of Pátria Investimentos Ltda, headquartered in Brazil sold during July 2021, was engaged in the issuance and placement of Real Estate Receivables Certificates backed by real estate receivables and the trading and services related to the securitization of these receivables.

(q)
Patria Investments Latam S.A. (formerly Zedra S.A.):
acquired in September 2020* and changed its name from Zedra S.A. to Patria Investments Latam S.A. in July 2021. It is a holding company headquartered in Uruguay.

(r)
Patria Investments Uruguay S.A. (formerly Improdem S.A.)
: acquired by Patria Investments Latam S.A. (formerly
Zedra S.A.) in September 2020* and changed its name from Improdem S.A. to Patria Investments Uruguay S.A. in November 2020. It is a company headquartered in Uruguay providing advisory services related to asset management of investment funds and investor relations and marketing services.

(s)	Patria Investments Cayman Ltd.: headquartered in the Cayman Islands, serves as a holding company for the Group investing activities.
(t)
Patria Investments Chile SpA:
headquartered in Chile, engaged in advisory services related to asset management of investment funds, investments in infrastructure, and investor relations and marketing services.

(u)	Patria Investments Hong Kong, Ltd.: a subsidiary of Patria Investments UK Ltd. headquartered in Hong Kong, engaged in developing investor relations and marketing services.
(v)	Patria Farmland General Partner, Ltd.: a subsidiary of Patria Finance Ltd, headquartered in the Cayman Islands, serves as manager of investment funds.
(w)	Platam Investments Brazil Ltda.: a subsidiary of Patria Investments Latam S.A. (formerly Zedra S.A.) headquartered in Brazil that provides advisory services.
(x)	Patria Constructivist Equity Fund General Partner, Ltd.: a subsidiary of Patria Finance Ltd, headquartered in the Cayman Islands, serves as manager of investment funds.

(y)	Patria Constructivist Equity Fund General Partner II, Ltd.: a subsidiary of Patria Finance Ltd, headquartered in the Cayman Islands, serves as manager of investment funds.
(z)
PI General Partner V Ltd. (formerly Patria Infrastructure Special Limited Partner V Ltd.):
a subsidiary of Patria Finance Ltd, headquartered in the Cayman Islands, serves as manager of investment funds.

(aa)	PPE General Partner VII, Ltd.: a subsidiary of Patria Finance Ltd, headquartered in the Cayman Islands, serves as manager of investment funds.
(bb)	PI Renewables General Partner, Ltd.: A subsidiary of Patria Finance Ltd, headquartered in the Cayman Islands.
(cc)	Patria Latam Growth Management Ltd.: a subsidiary of Patria Investments Cayman Ltd, headquartered in the Cayman Islands and serves as manager of investment funds.
(dd)	Patria SPAC LLC: a subsidiary of Patria Finance Ltd, headquartered in the Cayman Islands and serves as a holding company.
(ee)	Patria Latin American Opportunity Acquisition Corp.: a subsidiary of Patria SPAC LLC, headquartered in the Cayman Islands and serves as a holding company.
(ff)
Moneda Asset Management SpA (“MAM I”):
a subsidiary of Patria Investments Latam S.A. acquired through business combination (note 28). It is an entity headquartered in Chile that serves as holding company of Moneda S.A. Administradora General de Fondos and Moneda Corredores de Bolsa Limitada.

(gg)	Moneda Corredores de Bolsa Limitada (“MCB”): a Chilean stockbroker and subsidiary of MAM I, headquartered in Chile and manages private client mandates.
(hh)	Moneda S.A. Administradora General de Fondos (“MAGF”): a subsidiary of MAM I, headquartered in Chile and serves as manager of investment funds.
(ii)
Moneda II SpA (“MAM II”):
a subsidiary of the Company acquired through business combination (note 28). It is an entity headquartered in Chile that serves as a holding company of Moneda International Inc. and Moneda USA Inc.

(jj)	Moneda International Inc.: a subsidiary of MAM II, headquartered in the British Virgin Islands and serves as manager of investment funds.
(kk)	Moneda USA Inc.: an investment adviser subsidiary of MAM II, headquartered in the United States of America.
(*)
These companies (note 5 (q) and note 5 (r)) acquired during 2020 and notes 5 (aa) to 5 (ee) established during 2021) did not have any operations and/or material assets and liabilities, and the acquisition amounts were not material. Therefore, the disclosure requirements were not applicable (IFRS 3 – Business Combinations).